Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Securities and Exchange Commission Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our Principal Executive Officer (“PEO”) and to our Non-PEO NEOs and certain financial performance of Ponce Financial Group, Inc. Compensation actually paid, as determined under Securities and Exchange Commission requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

					Value of Initial
			Average		Fixed $100
			Summary	Average	Investment
	Summary		Compensation	Compensation	Based On
	Compensation	Compensation	Table Total for	Actually Paid	Total
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Net Income
Year	PEO ($)(1)	to PEO ($)(3)	NEOs ($)(2)	NEOs ($)(2)	Return ($)	(Loss) ($)
2023	3,664,707	3,830,041	2,241,806	2,333,890	129.61	3,352,370
2022	1,318,076	1,308,266	830,606	837,115	123.77	(30,000,618)
2021	1,190,649	1,629,394	754,417	1,041,478	137.98	25,414,668

(1) The PEO for each of 2023 and 2022 is Mr. Naudon.

(2) The non-PEO named executive officers for 2023 are Mr. Tsavaris and Mr. Vaccaro. The non-PEO named executive officers for 2022 and 2021 are Mr. Tsavaris and Mr. Frank Perez.

(3) The dollar amounts reported represent the "compensation actually paid," or CAP, to the PEO and the Non-PEO, NEOs, respectively as computed in accordance with Item 402(v) of Securities and Exchange Commission Regulation S-K The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs. Equity values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC Topic 718.

Compensation actually paid for each of the years presented in the table, as calculated in accordance with Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2023
		Average Non-
	PEO	PEO NEO
Total compensation as reported in SCT	$3,664,707	$2,241,806
Fair value of equity awards granted during fiscal year	(2,492,622)	(1,442,786)
Fair value of equity compensation granted in current year at year end	2,571,126	1,488,058
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	95,437	55,419
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(8,606)	(8,606)
Compensation Actually Paid	$3,830,041	$2,333,890

For 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs increased by 191% and 177%, respectively, compared to a 5% increase in our TSR and a 111% increase in net income over the same time horizon.

Named Executive Officers, Footnote	The non-PEO named executive officers for 2023 are Mr. Tsavaris and Mr. Vaccaro. The non-PEO named executive officers for 2022 and 2021 are Mr. Tsavaris and Mr. Frank Perez.
PEO Total Compensation Amount	$ 3,664,707	$ 1,318,076	$ 1,190,649
PEO Actually Paid Compensation Amount	$ 3,830,041	1,308,266	1,629,394
Adjustment To PEO Compensation, Footnote

(3) The dollar amounts reported represent the "compensation actually paid," or CAP, to the PEO and the Non-PEO, NEOs, respectively as computed in accordance with Item 402(v) of Securities and Exchange Commission Regulation S-K The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs. Equity values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC Topic 718.

Compensation actually paid for each of the years presented in the table, as calculated in accordance with Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2023
		Average Non-
	PEO	PEO NEO
Total compensation as reported in SCT	$3,664,707	$2,241,806
Fair value of equity awards granted during fiscal year	(2,492,622)	(1,442,786)
Fair value of equity compensation granted in current year at year end	2,571,126	1,488,058
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	95,437	55,419
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(8,606)	(8,606)
Compensation Actually Paid	$3,830,041	$2,333,890

Non-PEO NEO Average Total Compensation Amount	$ 2,241,806	830,606	754,417
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,333,890	837,115	1,041,478
Adjustment to Non-PEO NEO Compensation Footnote

(3) The dollar amounts reported represent the "compensation actually paid," or CAP, to the PEO and the Non-PEO, NEOs, respectively as computed in accordance with Item 402(v) of Securities and Exchange Commission Regulation S-K The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs. Equity values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC Topic 718.

Compensation actually paid for each of the years presented in the table, as calculated in accordance with Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2023
		Average Non-
	PEO	PEO NEO
Total compensation as reported in SCT	$3,664,707	$2,241,806
Fair value of equity awards granted during fiscal year	(2,492,622)	(1,442,786)
Fair value of equity compensation granted in current year at year end	2,571,126	1,488,058
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	95,437	55,419
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(8,606)	(8,606)
Compensation Actually Paid	$3,830,041	$2,333,890

Total Shareholder Return Amount	$ 129.61	123.77	137.98
Net Income (Loss)	$ 3,352,370	$ (30,000,618)	$ 25,414,668
PEO Name	Mr. Naudon	Mr. Naudon
PEO | Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,492,622)
PEO | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,571,126
PEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,437
PEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,606)
Non-PEO NEO | Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,442,786)
Non-PEO NEO | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,488,058
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,419
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,606)